LONG-TERM DEBT AND OTHER DEBTS - Schedule of Credit Facility (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Presented in long-term debts and other debts of which suppliers have received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 9,965,193	$ 4,363,520